                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      __/__/__  (a)
             or fiscal year ending:      12/31/97  (b)

Is this a transition report?: (Y/N)  Y
                                    ---

Is this an amendment to a previous filing? (Y/N)  N
                                                 ---

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:  American National Variable Annuity Separate Account

     B.   File Number:  811-0000899732

     C.   Telephone Number:  (409)763-4661


2.   A.   Street:  One Moody Plaza

     B.   City: Galveston   C. State: Texas   D. Zip Code: 77550  Zip Ext: 7999

     E.   Foreign Country:                           Foreign Postal Codes:


3.   Is this the first filing on this form by Registrant? (Y/N)   N
                                                                 ---

4.   Is this the last filing on this form by Registrant? (Y/N)   N
                                                                ---

5.   Is Registrant a small business investment company (SBIC)? (Y/N)    N
     [If answer is "Y" (Yes), complete only items 89 through 110.]     ---

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                 Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]    ---

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)   Y
          [If answer is "N" (No), go to item 8.]                       ---

     B.   How many separate series or portfolios did Registrant have at the end
          of the period?   14
                          ----

                                                        -----------------------
For period ending  12/31/97                             If filing more than one
                   --------                             Page 2, "X" box:    [_]
File Number 811-0000899732                              -----------------------
                -----------


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREEN'S SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                                                               Is this the
Series                                                                                         last filing
Number                                Series Name                                            for this series?
------    --------------------------------------------------------------------------------   ----------------
                                                                                                   (Y/N)
  1       American National Investment Accounts, Inc Growth Portfolio                                N

  2       American National Investment Accounts, Inc Managed Portfolio                               N

  3       American National Investment Accounts, Inc Balanced Portfolio                              N

  4       American National Investment Accounts, Inc Money Market Portfolio                          N

  5       Fidelity Investments Variable Insurance Products Fund Money Market Portfolio               N

  6       Fidelity Investments Variable Insurance Products Fund High Income Portfolio                N

  7       Fidelity Investments Variable Insurance Products Fund Equity-Income Portfolio              N

  8       Fidelity Investments Variable Insurance Products Fund Growth Portfolio                     N

  9       Fidelity Investments Variable Insurance Products Fund Overseas Portfolio                   N

 10       Fidelity Investments Variable Insurance Products Fund II Invest.  Grade Bond Portfolio    N

 11       Fidelity Investments Variable Insurance Products Fund II Asset Manager Portfolio           N

 12       Fidelity Investments Variable Insurance Products Fund II Index 500 Portfolio               N

 13       Fidelity Investments Variable Insurance Products Fund Contra Portfolio                     N

 14       Fidelity Investments Variable Insurance Products Fund Asset Manager Growth                 N




(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

                                                         -----------------------
For period ending  12/31/97                              If filing more than one
                   --------                              Page 47, "X" box:   [_]
File Number 811-0000899732                               -----------------------
                -----------


UNIT INVESTMENT TRUSTS

111. A.  [_]  Depositor Name:  American National Insurance Company
                               -----------------------------------
     B.  [_]  File Number (If any):  33-60442
                                     --------
     C.  [_]  City: Galveston   State: Texas    Zip Code: 77550   Zip Ext.: 7999
                    ---------          -----              -----             ----
         [_]  Foreign Country: __________________ Foreign Postal Code: _________

111. A.  [_]  Depositor Name: __________________________________________________

     B.  [_]  File Number (If any): ____________________

     C.  [_]  City: _________   State: ______   Zip Code: ____    Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

112. A.  [_]  Sponsor Name: ____________________________________________________

     B.  [_]  File Number (If any): --------------------

     C.  [_]  City: _________   State: ______   Zip Code: ____    Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

112. A.  [_]  Sponsor Name: ____________________________________________________

     B.  [_]  File Number (If any): --------------------

     C.  [_]  City: _________   State: ______   Zip Code: ____    Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

                                                         -----------------------
For period ending  12/31/97                              If filing more than one
                   --------                              Page 48, "X" box:   [_]
File Number 811-0000899732                               -----------------------
                -----------



111. A.  [_]  Trustee Name:  American National Variable Annuity Separate Account
                             ---------------------------------------------------
     B.  [_]  City: Galveston   State: Texas    Zip Code: 77550   Zip Ext.: 7999
                    ---------          -----              -----             ----
         [_]  Foreign Country: __________________ Foreign Postal Code: _________

113. A.  [_]  Trustee Name: ____________________________________________________

     B.  [_]  City: _________   State: ______   Zip Code: ____    Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

114. A.  [_]  Principal Underwriter Name:  American National Insurance Company
                                           -----------------------------------
     B.  [_]  File Number (If any): 8-_________________

     C.  [_]  City: Galveston   State: Texas    Zip Code: 77550   Zip Ext.: 7999
                    ---------          -----              -----             ----
         [_]  Foreign Country: __________________ Foreign Postal Code: _________

114. A.  [_]  Principal Underwriter Name:  _____________________________________

     B.  [_]  File Number (If any): 8-_________________

     C.  [_]  City: _________   State: ______   Zip Code: ____    Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

115. A.  [_]  Independent Public Accountant Name: ______________________________

     B.  [_]  City: _________   State: ______   Zip Code: ____    Zip Ext.: ____

         [_]  Foreign Country: __________________ Foreign Postal Code: _________

115. A.  [_]  Independent Public Accountant Name: Arthur Andersen and Company,
                                                  LLP
                                                  ------------------------------
     B.  [_]  City: Houston     State: Texas    Zip Code: 77002   Zip Ext.: 2786
                    -------            -----              -----             ----
         [_]  Foreign Country: __________________ Foreign Postal Code: _________

For period ending  12/31/97                              If filing more than one
                   --------                              Page 49, "X" box:   [_]
File Number 811-0000899732                               -----------------------
                ----------



116. Family of investment companies information:

     A.  [_]  Is Registrant part of a family of investment companies? (Y/N)  N
                                                                            ---
                                                                            Y/N

     B.  [_]  Identify the family in 10 letters _ _ _ _ _ _ _ _ _ _
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117. A.  [_]  Is Registrant a separate account of an insurance company? (Y/N) Y
                                                                             ---

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [_]  Variable annuity contracts? (Y/N)   Y
                                                 ---
     C.  [_]  Scheduled premium variable life contracts? (Y/N)  N
                                                               ---

     D.  [_]  Flexible premium variable life contracts? (Y/N)  N
                                                              ---

     E.  [_]  Other types of insurance products registered under the
              Securities Act of 1933  (Y/N)                            N
                                                                      ---

118. [_] State the number of series existing at the end of the period that had securities registered under the Securities Act of
         1933                                                          14
                                                                      ---

119. [_] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                    0
                                                                      ---

120. [_] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                             $ 0
                                                                      ---

121. [_] State the number of series for which a current prospectus
         was in existence at the end of the period                     14
                                                                      ---

122. [_] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period                                      0
                                                                      ---

                                                         -----------------------
For period ending  12/31/97                              If filing more than one
                   --------                              Page 50, "X" box:   [_]
File Number 811-0000899732                               -----------------------
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123. [_] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                       $ 0
                                                                      ---

124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                             $ 0
                                                                      ---

125. [_] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
         series of Registrant ($000's omitted)                        $ 0
                                                                      ---

126. [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series.) ($000's omitted)          $ 0
                                                                      ---

127. [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                Number of            Total Assets           Total Income
                                                 Series                ($000's              Distributions
                                                Investing              omitted)            ($000's omitted)
                                                ---------            ------------          ----------------
A. U.S. Treasury direct issue______             ________             $__________             $__________

B. U.S. Government agency__________             --------             $----------             $----------

C. State and municipal tax-free___              --------             $----------             $----------

D. Public utility debt____________              --------             $----------             $----------

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent_              --------             $----------             $----------

F. All other corporate intermed. &
   long-term debt_________________
                                                --------             -----------             -----------

G. All other corporate short-term                4,5                 $ 1,099                 $   38
   debt___________________________              --------              ----------              ----------

H. Equity securities of brokers
   or dealers or parents of
   brokers or dealers_____________              --------             $----------             $----------

I. Investment company equity
   securities_____________________              --------             $----------             $----------

J. All other equity securities____              1,2,3,6,7,8,9
                                                10,11,12,13,14       $21,050                 $  930
                                                --------             -----------             -----------

K. Other securities_______________              --------             $----------             $----------

L. Total assets of all series
   of registrant__________________              --------             $----------             $----------

                                                         -----------------------
For period ending  12/31/97                              If filing more than one
                   --------                              Page 51, "X" box:   [_]
File Number 811-0000899732                               -----------------------
                ----------

128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
         series at the end of the current period insured or
         guaranteed by an entity other than the issuer? (Y/N)          N
                                                                      ------
         [If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)
                                                                      ------
         [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                      ------

131. [_] Total expenses incurred by all series of Registrant during
         the current reporting period ($000's omitted)                $  232
                                                                      ------
132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-______   811-______  811-______  811-______  811-______  811-______

         811-______   811-______  811-______  811-______  811-______  811-______

         811-______   811-______  811-______  811-______  811-______  811-______

         811-______   811-______  811-______  811-______  811-______  811-______

         811-______   811-______  811-______  811-______  811-______  811-______

         811-______   811-______  811-______  811-______  811-______  811-______

         811-______   811-______  811-______  811-______  811-______  811-______

         811-______   811-______  811-______  811-______  811-______  811-______

         811-______   811-______  811-______  811-______  811-______  811-______

For period ending (a) 12/31/97
                      --------
File number (c) 811-0000899732
                    ----------





                                SIGNATURE PAGE


This report is signed on behalf of the registrant in the City of Galveston and State of Texas on the 26th day of February, 1998.







                             American National Variable Annuity Separate Account
                             ---------------------------------------------------
                             Registrant




Witness: /s/ WAYNE CUCCO               /s/ W.F. CARLTON
         -------------------------     ----------------------------
         Name                          Name



         Senior Policy Analyst         Assistant Vice President Financial Report
         ---------------------         -----------------------------------------
         Title                         Title